TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE RECEIVABLES
NOTE 9 - TRADE RECEIVABLES

Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components then they are recognized at fair value. The balance subsequently measured at amortized cost less allowance for credit losses. Below is the composition of trade receivables in net values:

a.	Composed as follows:

	December 31,
	2024	2023
	US Dollars in thousands
Open accounts	59,473	43,166
Less – provision of allowance for credit loss	(3,779)	(1,866)
Trade receivables - net	55,694	41,300

For information about receivable aging and calculating the impairment of accounts receivables in 2024 and 2023, see note 4(2).

b.	Changes in provision of allowance for credit loss:

US Dollars in thousands

Balance as of January 1, 2024	1,866
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	1,913
Balance as of December 31, 2024	3,779

Balance as of January 1, 2023	2,432
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	(566)
Balance as of December 31, 2023	1,866